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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number : _______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


/s/ Kristopher N. Kristynik               Dallas, TX    February 14, 2011
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        22
Form 13F Information Table Value Total:   121,706 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
        --------         ------------ --------- -------- ----------------- ---------- -------- -------------------
                                                                                                VOTING AUTHORITY
                           TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
     NAME OF ISSUER          CLASS      CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGER    SOLE  SHARED NONE
     --------------      ------------ --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC  COM          00507V109   2,264  182,000  SH  N/A  SOLE          0     182,000   0      0
BARRICK GOLD CORP        COM          067901108     963   18,100  SH  N/A  SOLE          0      18,100   0      0
CASH AMER INTL INC       COM          14754D100   1,189   32,200  SH  N/A  SOLE          0      32,200   0      0
DOLLAR TREE INC          COM          256746108   1,346   24,000  SH  N/A  SOLE          0      24,000   0      0
ELECTRONIC ARTS INC      COM          285512109   1,360   83,000  SH  N/A  SOLE          0      83,000   0      0
EXPEDIA INC DEL          COM          30212P105   1,360   54,200  SH  N/A  SOLE          0      54,200   0      0
GEO GROUP INC            COM          36159R103   2,117   85,859  SH  N/A  SOLE          0      85,859   0      0
HEWLETT PACKARD CO       COM          428236103   2,863   68,000  SH  N/A  SOLE          0      68,000   0      0
ITT CORP NEW             COM          450911102     990   19,000  SH  N/A  SOLE          0      19,000   0      0
MATTEL INC               COM          577081102   2,423   95,300  SH  N/A  SOLE          0      95,300   0      0
NIKE INC                 CL B         654106103     794    9,300  SH  N/A  SOLE          0       9,300   0      0
OCCIDENTAL PETE CORP DEL COM          674599105   2,482   25,300  SH  N/A  SOLE          0      25,300   0      0
PEPSICO INC              COM          713448108   2,515   38,500  SH  N/A  SOLE          0      38,500   0      0
SAIC INC                 COM          78390X101   2,227  140,398  SH  N/A  SOLE          0     140,398   0      0
SELECT SECTOR SPDR TR    SBI INT-FINL 81369Y605   1,595  100,000  SH  PUT  SOLE          0     100,000   0      0
SPDR S&P 500 ETF TR      TR UNIT      78462F103  51,408  408,814  SH  N/A  SOLE          0     408,814   0      0
SPDR S&P 500 ETF TR      TR UNIT      78462F103  32,381  257,500  SH  PUT  SOLE          0     257,500   0      0
STRAYER ED INC           COM          863236105   4,055   26,640  SH  N/A  SOLE          0      26,640   0      0
TYCO INTERNATIONAL LTD   SHS          H89128104     941   22,700  SH  N/A  SOLE          0      22,700   0      0
VIACOM INC NEW           CL B         92553P201   2,915   73,600  SH  N/A  SOLE          0      73,600   0      0
WAL MART STORES INC      COM          931142103   2,745   50,900  SH  N/A  SOLE          0      50,900   0      0
WHITING PETE CORP NEW    COM          966387102     773    6,600  SH  N/A  SOLE          0       6,600   0      0